UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2010

Date of reporting period:  May 31, 2010

Item 1. Schedule of Investments.

Geneva Advisors Equity Income Fund
Schedule of Investments
May 31, 2010 (Unaudited)
	Shares	Value
COMMON STOCKS - 72.83%
Aerospace Product and Parts Manufacturing - 2.87%
United Technologies Corp.	1,126	75,870
Beverage Manufacturing - 2.99%
Coca-Cola Co.	1,534	78,848
Depository Credit Intermediation - 3.87%
JPMorgan Chase & Co.	2,577	101,998
Direct Selling Establishments - 1.90%
Inergy LP	1,371	50,083
Electric Power Generation, Transmission and Distribution - 3.02%
ITC Holdings Corp.	1,513	79,750
Household Appliance Manufacturing - 2.85%
National Presto Industries, Inc.	773	75,166
Limited-Service Eating Places - 3.46%
McDonald's Corp.	1,364	91,211
Local Messengers and Local Delivery - 1.91%
United Parcel Service, Inc.	805	50,522
Metal Ore Mining - 1.80%
BHP Billiton Ltd. - ADR	734	47,592
Natural Gas Distribution - 3.25%
Energy Transfer Partners LP	1,942	85,642
Oil and Gas Extraction - 4.73%
Enterprise Products Partners LP	3,714	124,790
Other Electrical Equipment and Component Manufacturing - 3.88%
Emerson Electric Co.	2,206	102,447
Other Pipeline Transportation - 4.28%
Plains All American Pipeline LP	1,960	112,818
Petroleum & Coal Products Manufacturing - 3.86%
Chevron Corp.	1,379	101,867
Pharmaceutical & Medicine Manufacturing - 3.47%
Abbott Laboratories	1,923	91,458
Pipeline Transportation of Crude Oil - 4.66%
Magellan Midstream Partners LP	2,806	122,847
Pipeline Transportation of Natural Gas - 5.31%
Buckeye Partners LP	1,616	91,627
Williams Partners LP	1,301	48,488
		140,115
Securities and Commodity Contracts Intermediation and Brokerage - 3.82%
T Rowe Price Group, Inc.	2,038	100,922
Semiconductor & Other Electronic Component Manufacturing - 5.39%
Maxim Integrated Products, Inc.	2,858	50,758
Microchip Technology, Inc.	3,285	91,487
		142,245
Support Activities for Mining - 1.61%
Diamond Offshore Drilling, Inc.	673	42,466
Tobacco Manufacturing - 3.90%
Philip Morris International, Inc.	2,335	103,020
TOTAL COMMON STOCKS (Cost $1,994,290)		$1,921,677

REITS - 17.26%
Annaly Capital Management, Inc.	3,054	51,796
Digital Realty Trust, Inc.	1,842	104,828
HCP, Inc.	1,627	51,836
Simon Property Group, Inc.	1,214	103,226
Taubman Centers, Inc.	964	39,032
Vornado Realty Trust	1,348	104,713
TOTAL REITS (Cost $462,831)		$455,431

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 9.66%
Money Market Funds - 9.66%
Fidelity Institutional Money Market Portfolio (a)	$254,900	$254,900
TOTAL SHORT TERM INVESTMENTS (Cost $254,900)		$254,900
Total Investments (Cost $2,712,021) - 99.75%		$2,632,008
Other Assets in Excess of Liabilities - 0.25%		6,568
TOTAL NET ASSETS - 100.00%		$2,638,576

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Variable Rate

	The cost basis of investments for federal income tax purposes at May 31, 2010
	was as follows*:

	Cost of investments	$2,712,021
	Gross unrealized appreciation	13,996
	Gross unrealized depreciation	(94,009)
	Net unrealized depreciation	$(80,013)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
	31, 2010.

Summary of Fair Value Exposure at May 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Total Equity	$2,377,108	$—	$—	$2,377,108

Short-Term Investments	254,900	—	—	254,900

Total Investments in Securities	$2,632,008	$—	$—	$2,632,008

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2010.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
May 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.51%
Agriculture, Construction, and Mining Machinery Manufacturing - 2.21%
FMC Technologies, Inc. (a)	12,613	$733,446
Computer and Peripheral Equipment Manufacturing - 8.82%
Apple, Inc. (a)	7,834	2,014,591
NetApp, Inc. (a)	24,261	914,155
		2,928,746
Computer Systems Design and Related Services - 16.65%
Cognizant Technology Solutions Corp. (a)	20,554	1,028,522
F5 Networks, Inc. (a)	16,486	1,159,460
Longtop Financial Technologies Ltd. - ADR (a)	14,137	464,966
Priceline.com, Inc. (a)	4,344	830,399
Quality Systems, Inc.	10,175	600,732
VanceInfo Technologies, Inc. - ADR (a)	23,922	517,433
VMware, Inc. (a)	14,014	927,867
		5,529,379
Depository Credit Intermediation - 2.32%
HDFC Bank Ltd. - ADR	5,547	771,033
Diversified Consumer Services - 2.01%
Strayer Education, Inc.	2,783	667,920
Electronic Shopping and Mail-Order Houses - 5.69%
Amazon.com, Inc. (a)	10,427	1,308,171
Sotheby's	17,848	580,060
		1,888,231
Employment Services - 0.85%
Robert Half International, Inc.	11,144	281,832
Full-Service Restaurants - 3.41%
Chipotle Mexican Grill, Inc. (a)	7,961	1,132,691
Insurance - 1.11%
CNinsure, Inc. - ADR	14,741	368,820
Internet Software & Services - 1.06%
MercadoLibre, Inc. (a)	6,759	350,589
Legal Services - 3.47%
Mastercard, Inc.	5,711	1,152,308
Management, Scientific, and Technical Consulting Services - 5.60%
Echo Global Logistics, Inc. (a)	27,789	364,592
Salesforce.com, Inc. (a)	17,236	1,491,431
		1,856,023
Medical Equipment and Supplies Manufacturing - 2.72%
Intuitive Surgical, Inc. (a)	2,797	902,788
Metal Ore Mining - 1.39%
Freeport-McMoRan Copper & Gold Inc.	6,603	462,540
Newspaper, Periodical, Book, and Directory Publishers - 1.42%
MSCI, Inc. (a)	15,920	472,028
Offices of Real Estate Agents and Brokers - 1.16%
Jones Lang LaSalle, Inc.	5,159	384,965
Oil and Gas Extraction - 2.13%
Arena Resources, Inc. (a)	21,482	706,328
Other Food Manufacturing - 4.12%
Green Mountain Coffee Roasters, Inc. (a)	57,786	1,366,639
Other Information Services - 7.01%
Baidu, Inc. - ADR (a)	18,500	1,354,385
Google, Inc. (a)	2,011	975,697
		2,330,082
Other Miscellaneous Manufacturing - 1.83%
WMS Industries, Inc. (a)	13,122	607,942
Other Schools and Instruction - 2.11%
Capella Education Co. (a)	8,169	701,799
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 1.93%
Mosaic Co.	13,892	641,394
Pharmaceutical and Medicine Manufacturing - 1.56%
Valeant Pharmaceuticals International (a)	11,127	517,183
Scientific Research and Development Services - 2.53%
Celgene Corp. (a)	15,934	840,678
Securities and Commodity Exchanges - 1.36%
CME Group, Inc.	1,428	452,176
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.83%
T Rowe Price Group, Inc.	12,277	607,957
Semiconductor and Other Electronic Component Manufacturing - 2.16%
Silicon Laboratories, Inc. (a)	15,792	717,430
Software Publishers - 4.89%
Rovi Corp. (a)	13,306	499,261
SXC Health Solutions Corp. (a)	15,276	1,123,703
		1,622,964
Travel Arrangement and Reservation Services - 2.34%
Ctrip.Com International, Ltd. - ADR (a)	19,700	775,983
Waste Treatment and Disposal - 2.82%
Stericycle, Inc. (a)	15,986	937,099
TOTAL COMMON STOCKS (Cost $26,605,106)		$32,708,993
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.43%
Money Market Funds - 1.43%
Fidelity Institutional Money Market Portfolio (b)	$473,554	$473,554
TOTAL SHORT TERM INVESTMENTS (Cost $473,554)		$473,554
Total Investments (Cost $27,078,660) - 99.94%		$33,182,547
Other Assets in Excess of Liabilities - 0.06%		19,974
TOTAL NET ASSETS - 100.00%		$33,202,521

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable Rate

	The cost basis of investments for federal income tax purposes at May 31, 2010
	was as follows*:

	Cost of investments	$27,078,660
	Gross unrealized appreciation	6,716,287
	Gross unrealized depreciation	(612,400)
	Net unrealized appreciation	$6,103,887

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Total Equity	32,708,993	—	—	32,708,993

Short-Term Investments	473,554	—	—	473,554

Total Investments in Securities	$33,182,547	$—	$—	$33,182,547

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        July  22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        July  22, 2010

By           /s/ John Buckel
John Buckel, Treasurer

Date        July  22, 2010